EQUITY ACCOUNTED INVESTMENTS - Schedule Of Investments in Associates and Joint Ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Associates And Joint Ventures [Line Items]
Investment Accounted For Using Equity Method, Additions, Net Of Disposals	$ (9,800)	$ 5,063
Equity accounted investments	33,647	31,994	$ 24,977
Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Investment Accounted For Using Equity Method, Additions, Net Of Disposals	(8,068)
Equity accounted investments	22,949	19,597
Real Estate | Core office
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying Value, associate	107	$ 123
Real Estate | Core Retail [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Voting Interest, associate		34.00%
Carrying Value, associate		$ 8,845
Real Estate | LP Investments and Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying Value, associate	1,173	1,563
Renewable Power
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying Value, associate	685	509
Equity accounted investments	685	509
Other
Disclosure Of Associates And Joint Ventures [Line Items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	434	708
Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Investment Accounted For Using Equity Method, Additions, Net Of Disposals	(811)
Equity accounted investments	$ 7,636	$ 8,793
Infrastructure | Data Infrastructure [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Voting Interest, associate	45.00%	45.00%
Carrying Value, associate	$ 1,705	$ 1,607
Infrastructure | Utilities [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying Value, associate	339	1,279
Infrastructure | Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying Value, associate	4,100	4,639
Infrastructure | Other
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying Value, associate	232	162
Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Investment Accounted For Using Equity Method, Additions, Net Of Disposals	(638)
Equity accounted investments	1,943	2,387
Private Equity | Other
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying Value, associate	$ 656	$ 1,023
Private Equity | Norbord
Disclosure Of Associates And Joint Ventures [Line Items]
Voting Interest, associate	42.00%	40.00%
Carrying Value, associate	$ 1,287	$ 1,364
Private Equity and Other
Disclosure Of Associates And Joint Ventures [Line Items]
Investment Accounted For Using Equity Method, Additions, Net Of Disposals	(255)
Equity accounted investments	$ 1,119	$ 1,217
Bottom of range | Real Estate | Core office
Disclosure Of Associates And Joint Ventures [Line Items]
Voting Interest, associate	7.00%	10.00%
Bottom of range | Real Estate | LP Investments and Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Voting Interest, associate	6.00%	12.00%
Bottom of range | Renewable Power
Disclosure Of Associates And Joint Ventures [Line Items]
Voting Interest, associate	14.00%	16.00%
Bottom of range | Infrastructure | Utilities [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Voting Interest, associate	11.00%	11.00%
Bottom of range | Infrastructure | Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Voting Interest, associate	26.00%	26.00%
Bottom of range | Infrastructure | Other
Disclosure Of Associates And Joint Ventures [Line Items]
Voting Interest, associate	22.00%	20.00%
Bottom of range | Private Equity | Other
Disclosure Of Associates And Joint Ventures [Line Items]
Voting Interest, associate	13.00%	14.00%
Top of range | Real Estate | Core office
Disclosure Of Associates And Joint Ventures [Line Items]
Voting Interest, associate	23.00%	23.00%
Top of range | Real Estate | LP Investments and Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Voting Interest, associate	90.00%	90.00%
Top of range | Renewable Power
Disclosure Of Associates And Joint Ventures [Line Items]
Voting Interest, associate	60.00%	50.00%
Top of range | Infrastructure | Utilities [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Voting Interest, associate	50.00%	39.00%
Top of range | Infrastructure | Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Voting Interest, associate	58.00%	58.00%
Top of range | Infrastructure | Other
Disclosure Of Associates And Joint Ventures [Line Items]
Voting Interest, associate	50.00%	40.00%
Top of range | Private Equity | Other
Disclosure Of Associates And Joint Ventures [Line Items]
Voting Interest, associate	90.00%	90.00%
Aggregated individually immaterial joint ventures [member] | Other
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying Value, joint ventures	$ 395	$ 346
Other | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying Value, joint ventures	$ 139	$ 93
Proportion of ownership interest in joint venture	50.00%	50.00%
Energy [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying Value, joint ventures	$ 1,121	$ 1,013
Proportion of ownership interest in joint venture	50.00%	50.00%
LP Investments and Other [Member] | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying Value, joint ventures	$ 2,252	$ 954
LP Investments and Other [Member] | Bottom of range | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	12.00%	12.00%
LP Investments and Other [Member] | Top of range | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	90.00%	90.00%
Core Retail [Member] | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying Value, joint ventures	$ 11,159
Core Retail [Member] | Bottom of range | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	12.00%
Core Retail [Member] | Top of range | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	68.00%
Core office | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying Value, joint ventures	$ 8,258	$ 8,112
Core office | Bottom of range | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	15.00%	15.00%
Core office | Top of range | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	56.00%	56.00%
Aggregated individually immaterial associates [member] | Bottom of range
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	18.00%	12.00%
Aggregated individually immaterial associates [member] | Top of range
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate or joint venture	85.00%	85.00%